Fair Value Measurements - Reconciliation of Items Using Level Three Inputs (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Certificates of Deposit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 248
Purchases		$ 248
Impairments		0
Sales		0
Ending balance		248
Mortgage Servicing Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	658	596
Impairments	0	0
Fair value adjustments	(68)	62
Sales	0	0
Ending balance	590	658
Corporate Bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,945
Purchases	3,000	3,950
Impairments	0	0
Fair value adjustments	58	(5)
Sales	0	0
Ending balance	$ 7,003	$ 3,945